Employee benefit plans - Pension Investment Asset Allocation (Details) - Pension Plan	Dec. 31, 2025	Dec. 31, 2024
United States
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
United States | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	58.00%	59.00%
United States | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	37.00%	36.00%
United States | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	4.00%	4.00%
United States | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.00%	1.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	73.00%	75.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	16.00%	14.00%
Foreign | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	9.00%	9.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	2.00%	2.00%